Condensed Consolidating Financial Statements (Details 3) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,996.6	$ 1,710.8	$ 2,274.9	$ 1,207.0
Restricted cash	86.1	154.0
Accounts and notes receivable—net	191.5	230.9
Inventories	202.9	274.3
Prepaid income taxes	34.8	33.4
Deferred income taxes	84.0	60.0
Assets held for sale	0.0	74.3
Other current assets	18.6	92.4
Total current assets	2,614.5	2,630.1
Property, plant and equipment—net	5,525.8	4,101.7	3,900.5
Investments in and advances to affiliates	861.5	926.0
Due from affiliates		0.0
Goodwill	2,092.8	2,095.8
Noncurrent assets held for sale	0.0	679.0
Other assets	243.6	245.5
Total assets	11,338.2	10,678.1
Current liabilities:
Accounts and notes payable and accrued expenses	589.9	564.1
Income taxes payable	16.0	73.3
Customer advances	325.4	120.6
Liabilities held for sale	0.0	26.8
Other current liabilities	48.4	43.5
Total current liabilities	979.7	828.3
Long-term debt	4,592.5	3,098.1
Deferred income taxes	818.6	833.2
Due to affiliates		0.0
Noncurrent liabilities held for sale	0.0	154.5
Other noncurrent liabilities	374.9	325.6
Stockholders' equity:
Preferred stock	0.0	0.0
Common stock	0.5	0.6
Paid-in capital	1,415.9	1,594.3
Retained earnings	3,175.3	3,725.6
Treasury stock	(222.2)	(201.8)
Accumulated other comprehensive income (loss)	(159.8)	(42.6)	(49.6)	(99.3)
Total stockholders' equity	4,209.7	5,076.1
Noncontrolling interest	362.8	362.3	380.0	385.9
Total equity	4,572.5	5,438.4	6,282.2	4,932.9
Total liabilities and equity	11,338.2	10,678.1
Reportable legal entities | Parent
Current assets:
Cash and cash equivalents	0.0	0.1	0.0
Prepaid income taxes	1.9	0.9
Total current assets	1.9	1.0
Investments in and advances to affiliates	6,212.5	5,193.4
Due from affiliates	570.7	570.7
Goodwill		0.0
Total assets	6,785.1	5,765.1
Current liabilities:
Accounts and notes payable and accrued expenses	2,575.4	40.6
Other current liabilities	0.0	648.4
Total current liabilities	2,575.4	689.0
Stockholders' equity:
Preferred stock		0.0
Common stock	0.5	0.6
Paid-in capital	1,415.9	1,594.3
Retained earnings	3,175.3	3,725.6
Treasury stock	(222.2)	(201.8)
Accumulated other comprehensive income (loss)	(159.8)	(42.6)
Total stockholders' equity	4,209.7	5,076.1
Noncontrolling interest		0.0
Total equity	4,209.7	5,076.1
Total liabilities and equity	6,785.1	5,765.1
Reportable legal entities | CF Industries
Current assets:
Cash and cash equivalents	105.7	20.4	440.8	98.7
Accounts and notes receivable—net	2,286.5	287.1
Inventories	0.0	3.3
Prepaid income taxes		0.0
Deferred income taxes		0.0
Assets held for sale		68.1
Other current assets		0.0
Total current assets	2,392.2	378.9
Property, plant and equipment—net		0.0
Deferred income taxes		149.7
Investments in and advances to affiliates	9,208.7	8,161.1
Due from affiliates		0.0
Noncurrent assets held for sale		679.0
Other assets	65.1	60.7
Total assets	11,666.0	9,429.4
Current liabilities:
Accounts and notes payable and accrued expenses	207.7	354.2
Income taxes payable	10.8	29.1
Customer advances		0.0
Liabilities held for sale		26.8
Other current liabilities	0.0	0.9
Total current liabilities	218.5	411.0
Long-term debt	4,592.5	3,098.1
Deferred income taxes	34.8	0.0
Due to affiliates	572.4	572.4
Noncurrent liabilities held for sale		154.5
Other noncurrent liabilities	35.3
Stockholders' equity:
Common stock		0.0
Paid-in capital	(12.6)	(12.6)
Retained earnings	6,384.9	5,248.6
Treasury stock		0.0
Accumulated other comprehensive income (loss)	(159.8)	(42.6)
Total stockholders' equity	6,212.5	5,193.4
Noncontrolling interest		0.0
Total equity	6,212.5	5,193.4
Total liabilities and equity	11,666.0	9,429.4
Reportable legal entities | Other Subsidiaries
Current assets:
Cash and cash equivalents	1,890.9	1,690.3	1,834.1	$ 1,108.3
Restricted cash	86.1	154.0
Accounts and notes receivable—net	651.9	1,172.2
Inventories	202.9	271.0
Prepaid income taxes	34.8	33.4
Deferred income taxes	84.0	60.0
Assets held for sale		6.2
Other current assets	18.6	92.4
Total current assets	2,969.2	3,479.5
Property, plant and equipment—net	5,525.8	4,101.7
Investments in and advances to affiliates	861.5	925.8
Due from affiliates	1.7	1.7
Goodwill	2,092.8	2,095.8
Noncurrent assets held for sale		0.0
Other assets	178.5	184.8
Total assets	11,629.5	10,789.3
Current liabilities:
Accounts and notes payable and accrued expenses	553.8	715.9
Income taxes payable	7.1	45.1
Customer advances	325.4	120.6
Liabilities held for sale		0.0
Other current liabilities	48.4	84.9
Total current liabilities	934.7	966.5
Long-term debt		0.0
Deferred income taxes	783.8	982.9
Noncurrent liabilities held for sale		0.0
Other noncurrent liabilities	339.6	325.6
Stockholders' equity:
Preferred stock	16.4	16.4
Common stock	1.1	1.1
Paid-in capital	8,283.5	7,823.0
Retained earnings	1,067.8	354.5
Treasury stock		0.0
Accumulated other comprehensive income (loss)	(160.2)	(43.0)
Total stockholders' equity	9,208.6	8,152.0
Noncontrolling interest	362.8	362.3
Total equity	9,571.4	8,514.3
Total liabilities and equity	11,629.5	10,789.3
Eliminations
Current assets:
Cash and cash equivalents		0.0	$ 0.0
Accounts and notes receivable—net	(2,746.9)	(1,228.4)
Inventories		0.0
Prepaid income taxes	(1.9)	(0.9)
Total current assets	(2,748.8)	(1,229.3)
Deferred income taxes		(149.7)
Investments in and advances to affiliates	(15,421.2)	(13,354.3)
Due from affiliates	(572.4)	(572.4)
Goodwill		0.0
Total assets	(18,742.4)	(15,305.7)
Current liabilities:
Accounts and notes payable and accrued expenses	(2,747.0)	(546.6)
Income taxes payable	(1.9)	(0.9)
Customer advances		0.0
Other current liabilities	0.0	(690.7)
Total current liabilities	(2,748.9)	(1,238.2)
Long-term debt		0.0
Deferred income taxes	0.0	(149.7)
Due to affiliates	(572.4)	(572.4)
Stockholders' equity:
Preferred stock	(16.4)	(16.4)
Common stock	(1.1)	(1.1)
Paid-in capital	(8,270.9)	(7,810.4)
Retained earnings	(7,452.7)	(5,603.1)
Treasury stock		0.0
Accumulated other comprehensive income (loss)	320.0	85.6
Total stockholders' equity	(15,421.1)	(13,345.4)
Noncontrolling interest		0.0
Total equity	(15,421.1)	(13,345.4)
Total liabilities and equity	$ (18,742.4)	$ (15,305.7)